Annual Total Returns ((WFA Asset Allocation Fund))	0 Months Ended
Jul. 20, 2011
(Wells Fargo Advantage Asset Allocation Fund - Admin) | Administrator Class
Bar Chart Table:
Annual Return 2001	3.74%
Annual Return 2002	0.55%
Annual Return 2003	25.43%
Annual Return 2004	12.37%
Annual Return 2005	8.11%
Annual Return 2006	11.73%
Annual Return 2007	7.29%
Annual Return 2008	(22.12%)
Annual Return 2009	24.40%
Annual Return 2010	7.45%
(Wells Fargo Advantage Asset Allocation Fund - Class R) | Class R
Bar Chart Table:
Annual Return 2001	3.48%
Annual Return 2002	0.29%
Annual Return 2003	24.65%
Annual Return 2004	11.93%
Annual Return 2005	7.63%
Annual Return 2006	11.10%
Annual Return 2007	6.83%
Annual Return 2008	(22.52%)
Annual Return 2009	23.77%
Annual Return 2010	6.91%
(Wells Fargo Advantage Asset Allocation Fund - Retail) | Class A
Bar Chart Table:
Annual Return 2001	3.74%
Annual Return 2002	0.54%
Annual Return 2003	24.91%
Annual Return 2004	12.05%
Annual Return 2005	7.85%
Annual Return 2006	11.32%
Annual Return 2007	7.09%
Annual Return 2008	(22.31%)
Annual Return 2009	24.10%
Annual Return 2010	7.19%